Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 76,851,000	$ 76,851,000
Amortization of core deposit intangible assets	913,000	945,000	$ 366,000
Aggregate mortgage servicing rights (MSRs) amortization	524,000	247,000	$ 126,000
Fair value of servicing rights	$ 2,245,000	$ 1,562,000
Fair value of servicing rights, discount rate	12.00%	12.00%
Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of servicing rights prepayment speed	12.00%	11.40%
Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of servicing rights prepayment speed	50.00%	50.00%
Weighted Average [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of servicing rights, discount rate	0.93%	0.85%